RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

14.	RELATED PARTY BALANCES AND TRANSACTIONS

Loans payable to related parties include loans and advances received from related individuals and companies related to directors and officers of the Company. As at December 31, 2018 and December 31, 2017, the Company has the following loan balances with related parties:

Balance, December 31,			Amount
2018	2017	Currency	received	Repayments	Rate	Terms
CAD $	CAD $				%
1,296,330	1,191,775	USD	950,000 (i)	-	24%	Unsecured, due on demand
255,700	-	USD	599,928	(412,500)	0%	Unsecured, due on demand
75,034	-	USD	55,000 (ii)	-	24%	Unsecured, due on demand
13,643	-	USD	10,000	-	24%	Unsecured, due January 30, 2019
68,213	-	USD	50,000	-	24%	Unsecured, due February 14, 2019
68,213	-	USD	50,000	-	24%	Unsecured, due February 25, 2019
		Colombian
207,803	-	Pesos	494,316,334	-	0%	Unsecured, due on demand
		Argentinian
124,844	-	Pesos	3,448,132	-	0%	Unsecured, due on demand
-	148,875	-	-	-	-	Accrued interest and other
2,109,780	1,340,650

(i) In connection with these loans, the Company incurred monthly penalty fees of 10% until June 30, 2018 once the loans reached their initial maturity dates. During the year ended December 31, 2018, the Company paid finance expenses of $528,132 (USD $407,500) (2017 - $Nil; 2016 - $Nil) in connection with these monthly penalties. During the year ended December 31, 2017, the Company issued 750,000 stock options in connection with these loans.

(ii) In connection with this loan, the Company issued 250,000 incentive share purchase warrants exercisable at $0.15 per common share for a period of two years from the date of grant.

During the year ended December 31, 2018, the Company has incurred interest expense of $311,102 (USD $240,043) (2017 - $114,719; 2016 - $Nil) in connection with the related party loans noted above. As at December 31, 2018, $830,264 of unpaid interest and loan penalties have been included within interest payable on the consolidated statement of financial position.

As at December 31, 2018, the Company has advanced $224,976 (2017 - $Nil) to related parties in connection with costs to be incurred on behalf of the Company. This amount is included within other receivables on the consolidated statement of financial position. The amounts advanced are u nsecured, non-interest bearing and due on demand.

Key management personnel receive compensation in the form of short -term employee benefits, share-based payments, and post-employment benefits. Key management personnel include the Chief Executive Officer, Chief Financial Officer, and Chief Operating Officer. The remuneration of key management is as follows:

	2018	2017	2016
	$	$	$
Consulting fees paid to the CEO	165,605	151,200	-
Consulting fees paid to the COO	114,546	-	-
Consulting fees paid to the CFO	99,092	120,055	-
Total	379,243	271,255	-

During the year ended December 31, 2018, the Company granted stock options to directors and officers resulting in share-based compensation of $1,913,692 (2017 - $3,832,497; 2016 - $Nil).